Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,455,097	$ 12,275,650	$ 120,224,989
Allowance for credit losses	(7,455,097)	(7,415,079)	(27,469,288)
Accounts receivable, Net		$ 4,860,571	$ 92,755,701